CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 313,169		$ 304,482		$ 230,445
OPERATING EXPENSES (1)
Voyage and manufacturing expenses	(126,368)	[1]	(112,252)	[1]	(61,583)	[1]
Running costs	(128,059)	[1]	(112,355)	[1]	(89,339)	[1]
Depreciation and amortization	(43,852)	[1]	(39,144)	[1]	(34,371)	[1]
Administrative and commercial expenses	(32,385)	[1]	(29,604)	[1]	(27,051)	[1]
Loss on write-down of vessels	(16,000)	[1]	0	[1]	0	[1]
Other operating income, net	8,376	[1]	8,257	[1]	617	[1]
Operating expenses	(338,288)	[1]	(285,098)	[1]	(211,727)	[1]
Operating profit (loss)	(25,119)		19,384		18,718
OTHER INCOME (EXPENSES)
Financial expense	(35,793)		(35,426)		(25,925)
Financial loss on extinguishment of debt	(940)		0		0
Foreign currency (losses) gains, net	(2,051)		(2,552)		(492)
Financial income	6		332		399
(Loss) gains on derivatives, net	0		(16)		10,474
Investments in affiliates	(1,175)		(1,073)		(341)
Other, net	(661)		(621)		(875)
Total other income (expenses)	(40,614)		(39,356)		(16,760)
(Loss) Income from continuing operations before income taxes	(65,733)		(19,972)		1,958
Income taxes benefit (expense)	2,969		1,737		(6,363)
Loss from continuing operations	(62,764)		(18,235)		(4,405)
Loss from discontinued operations	0		0		(515)
Net income (loss)	(62,764)		(18,235)		(4,920)
Net income attributable to noncontrolling interest	893		570		451
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	(63,657)		(18,805)		(5,371)
Amounts attributable to Ultrapetrol (Bahamas) Limited:
Loss from continuing operations	(63,657)		(18,805)		(4,856)
Loss from discontinued operations	0		0		(515)
Net loss attributable to Ultrapetrol (Bahamas) Limited	$ (63,657)		$ (18,805)		$ (5,371)
(LOSS) PER SHARE OF ULTRAPETROL (BAHAMAS) LIMITED - BASIC AND DILUTED:
From continuing operations (in dollars per share)	$ (1.80)		$ (0.64)		$ (0.16)
From discontinued operations (in dollars per share)	$ 0		$ 0		$ (0.02)
Basic and diluted earnings per share (in dollars per share)	$ (1.80)		$ (0.64)		$ (0.18)
Basic and diluted weighted average number of shares (in shares)	35,382,913		29,547,365		29,525,025

[1]	Operating expenses included $2,753, $4,622 and $1,542 in 2012, 2011 and 2010, respectively, from related parties.